SHARE CAPITAL - Summary of changes in RSU Plan (Details) - Restricted share units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Outstanding, beginning of year (in shares)	504	657
Granted (in shares)	1,783	350
Granted, dividends (in shares)	58	36
Exercised (in shares)	(849)	(521)
Forfeited (in shares)	(59)	(18)
Outstanding, end of year (in shares)	1,437	504